Revenue (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of revenue	Revenue consists of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Sale of products
- Sale of vehicles	US$	29,871.0	Rs.	2,263,993.8	Rs.	2,073,997.4	Rs.	2,239,112.2
- Sale of spare parts		3,797.1		287,792.9		244,181.9		240,994.7
- Sale of miscellaneous products		1,669.3		126,524.0		99,764.5		92,686.9
Sale of Services		510.8		38,711.2		33,747.3		33,841.4

Total revenue from contract with customers	US$	35,848.2	Rs.	2,717,021.9	Rs.	2,451,691.1	Rs.	2,606,635.2

Realised revenue hedges		100.6		7,626.5		(10,540.1)		(50,511.8)

Revenues	US$	35,948.8	Rs.	2,724,648.4	Rs.	2,441,151.0	Rs.	2,556,123.4